Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
26.	Condensed Financial Information of the Parent Company

Balance Sheets

	December 31,
	2016	2015
		(Restated)
ASSETS
Current assets
Cash and cash equivalents	$813	$331
Prepaid expenses and other receivables	405	70
Amount due from subsidiaries	69,635	66,782
Dividend receivables	21,280	21,280
Total current assets	92,133	88,463
Investment in subsidiaries	35,210	39,334
Total assets	$127,343	$127,797

LIABILITIES AND EQUITY

Current liabilities
Accrued expenses and other payables	$1,056	$666
Amount due to subsidiaries	10,520	5,478

Total current liabilities	11,576	6,144

Total liabilities	$11,576	$6,144

EQUITY
Preferred stock	-	-
Authorized 50,000,000 shares at par value of $0.001 each
Issued and outstanding: nil
Common stock	57	57
Authorized: 100,000,000 shares at par value of $0.001 each
Issued and outstanding: 57,011,761 (2015 – 56,906,561)
Additional paid-in capital	112,668	109,944
Accumulated other comprehensive income	168	8,182
Retained earnings	2,874	3,470
Total shareholders' equity	115,767	121,653

Total liabilities and equity	$127,343	$127,797

Statements of Comprehensive Income (Loss)

	For the year ended December 31
	2016	2015	2014
		(Restated)	(Restated)
Selling, general and administrative expenses	5,434	1,813	2,466

Total operating expenses	5,434	1,813	2,466
Loss from operations	(5,434)	(1,813)	(2,466)
Other expenses	-	(5,053)	-
Interest income	382	413	759

Equity earnings of subsidiaries, net of tax	2,118	5,037	192
Gain on disposal of subsidiary	2,338	-	-

Net loss	(596)	(1,416)	(1,515)

Other comprehensive income (loss), net of tax of nil	-	-	-

Foreign currency translation adjustments	(8,014)	(3,844)	(2,098)

Total comprehensive loss	$(8,610)	$(5,260)	$(3,613)

Statements of Cash Flows

	For the year ended December 31
	2016	2015	2014
		(Restated)	(Restated)
Cash flows provided by (used in) operating activities
Net loss	$(596)	$(1,416)	$(1,515)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Gain on disposal of subsidiary	(2,338)	-	-
- Share-based compensation	293	202	287
- Equity in (earnings) of subsidiaries	(2,118)	(5,037)	(192)
Changes in:
- Amount due to (from) subsidiaries	(171)	2,914	(1,139)
- Prepaid expenses and other receivables	(335)	(61)	114
- Amount due to subsidiaries	5,042	1,900	1,815
- Accrued expenses and other payables	390	82	(336)

Net cash provided by (used in) operating activities	167	(1,416)	(966)

Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	315	732	512
- Proceeds from shares subscribed	-	18	51

Net cash provided by financing activities	315	750	563

Increase (decrease) in cash and cash equivalents	482	(666)	(403)

Cash and cash equivalents, beginning of year	331	997	1,400

Cash and cash equivalents, end of year	$813	$331	$997

(a) Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income (loss) as “Equity earnings (losses) of subsidiaries” in the statements of comprehensive income (loss).

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 20). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (notes 17 and 24).